7. TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2017
Trade and other receivables [abstract]
TRADE AND OTHER RECEIVABLES

The trade and other receivables balance consists of:

	At December 31	At December 31
(in thousands)	2017	2016

Trade receivables	$3,187	$1,792
Receivables in MLJV and MWJV	511	583
Sales tax receivables	67	18
Sundry receivables	54	10
	$3,819	$2,403